Condensed Consolidated Balance Sheets Components - Accrued Liabilities (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued purchases	$ 905,707	$ 105,733
Accrued interest	219,114	157,310
Other accrued liabilities	286,416	92,778
Total accrued liabilities	$ 1,411,237	$ 355,821	$ 77,782